Share-based compensation - 2021 Incentive Plan - Activities of RSUs (Details) - Restricted Share Units - 2021 Plan - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of restricted share units
Unvested at beginning period	93,011,731	86,027,076	52,964,800
Granted	31,771,808	17,955,300	37,957,156
Vested	45,555,414
Forfeited	14,594,231	10,970,645	4,894,880
Unvested at period end	64,633,894	93,011,731	86,027,076
Expected to vest	46,955,547
Weighted average grant date fair value per share
Unvested at beginning period	¥ 17.9	¥ 14.8	¥ 11.4
Granted	14.9	32.2	19.1
Vested	15.1
Forfeited	18.3	16.3	11.4
Unvested at period end	18.2	¥ 17.9	¥ 14.8
Expected to vest	¥ 18.3